General Information and Basis of Presentation - Schedule of Principal Subsidiaries of the Company (Details)	6 Months Ended
Jun. 30, 2026
Sky Kingwin Ltd [Member]
Schedule of Principal Subsidiaries of the Company [Abstract]
Background	British Virgin Islands (“BVI”) Company
Ownership	100.00%
Principle activities	Holding company
SKY KINGWIN (HK) LIMITED [Member]
Schedule of Principal Subsidiaries of the Company [Abstract]
Background	Hong Kong (“HK”) Limited Company
Ownership	100.00%
Principle activities	Holding company
Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”) [Member]
Schedule of Principal Subsidiaries of the Company [Abstract]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Holding company
Guji Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Principal Subsidiaries of the Company [Abstract]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Sales of devices to support AI data collection and analysis
Top Kingwin Hi Tech lnc. [Member]
Schedule of Principal Subsidiaries of the Company [Abstract]
Background	The United States of America (US) Company
Ownership	100.00%
Principle activities	Sales of AI-related software and hardware
Top Kingwin Technology Inc. [Member]
Schedule of Principal Subsidiaries of the Company [Abstract]
Background	The United States of America (US) Company
Ownership	100.00%
Principle activities	Research, development and manufacturing of AI-related software and hardware